Intangible Asset, Net	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET, NET
6.	INTANGIBLE ASSET, NET

As of June 30, 2022 and 2021, intangible assets, net consisted of the following:

	As of June 30,
	2022	2021
Copyright licenses	$2,845,857	$2,204,928
SaaS	149,296	-
	2,995,153	2,204,928
Less: accumulated amortization	(790,742)	(569,607)
	$2,204,411	$1,635,321

Copyright licenses

The copyright license of “Move It” was acquired from a third-party production provider in November 2018 for a total cash consideration of approximately $2,086,819. The content of the copyright license includes music content, stage design, and screen design. The Company has exclusive reproduction rights, distribution rights, rental rights, and other rights in Greater China (including mainland China, Hong Kong, Macau, and Taiwan). The Company acquired only the copyright license from the seller, not the operation or equity interest of the seller. Thus, the Company determined that the acquisition constituted an acquisition of assets for financial statement purposes, rather than an acquisition of a business.

Copyright license of “The Jungle of Dancers” was acquired from an external party in March 2022 for a total cash consideration of $1,300,000. According to an agreement dated March 5, 2022, the copyright owner gave the Company authorization to use the authorized works for 10 years. The Company can make use of those works in its metaverse-related business. By June 30, 2022, part of the authorized works in the amount of $720,000 had been delivered.

SaaS Software

The SaaS software is used for the administration of hip-hop dance training institutions. The SaaS software was purchased from a related party, Shenzhen HipHopJust Information Technology Co., Ltd., in January 2022 for a total cash consideration of RMB1,000,000 (equivalent to $154,909).

For the years ended June 30, 2020, 2021, and 2022, amortization expense amounted to $202,494, $215,003, and $249,743, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of June 30, 2022:

2023	$260,069
2024	260,069
2025	260,069
2026	260,069
2027	260,069
Thereafter	904,066
Total	$2,204,411